Financial and Non-Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Financial and Non-Financial Assets and Liabilities
Schedule of financial and non-financial assets and liabilities

Financial and non-financial assets and liabilities as of December 31, 2022

	Financial Assets	Financial Assets
	Measured at	Measured	Non-	Total
	Fair Value through	at Amortized	Financial	Carrying
	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	11,210	—	11,210
Accounts receivable	—	78,703	—	78,703
Prepaid expenses and accrued income	—	2,287	—	2,287
Cash	—	1,249,094	—	1,249,094
	—	1,341,295	—	1,341,295

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	75,880	—	—	75,880
Non-current interest-bearing liabilities	—	713,030	—	713,030
Non-current lease liabilities	—	15,792	—	15,792
Other non-current liabilities	—	1,363	2,987	4,350
Accounts payable	—	160,404	—	160,404
Other current liabilities	—	10,374	12,323	22,697
Accrued expenses and deferred revenue	—	75,754	60,692	136,446
	75,880	976,717	76,002	1,128,598

Financial and non-financial assets and liabilities as of December 31, 2021

	Financial Assets	Financial Assets
	Measured at	Measured at	Non-	Total
	Fair Value through	at Amortized	Financial	Carrying
	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	3,915	—	3,915
Cash	—	955,507	—	955,507
	—	959,422	—	959,422

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	54,399	—	—	54,399
Non-current interest-bearing liabilities	—	189,164	—	189,164
Non-current lease liabilities	—	24,052	—	24,052
Accounts payable	—	67,971	—	67,971
Other current liabilities	—	9,591	3,111	12,702
Accrued expenses and deferred revenue	—	25,168	28,385	53,553
	54,399	315,946	31,496	401,841